GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 18, 2007	Dec. 31, 2022
"Futu Securities" or the "Operating Company"
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Futu Securities (Hong Kong) Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Futu Network Technology Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Futu Network Technology (Shenzhen) Co., Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Shen Si
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Futu Inc
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Futu Clearing Inc. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Futu Singapore Pte. Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Futu Securities (Australia) Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Moomoo Securities Japan Co., Ltd.(Previous name: Hibiki Securities Inc)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Mr. Leaf Hua Li | Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)	85.00%
Ms. Lei Li | Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)	15.00%